PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 587,782	$ 91,036	¥ 162,812
Less: Accumulated depreciation	(244,546)	(37,876)	(143,033)
Property and equipment, net	343,236	53,160	19,779
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	414,349	64,175
Electronics and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	33,950	5,258	33,353
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	12,667	1,962	10,737
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 126,816	$ 19,641	¥ 118,722